Document and Entity Information	Jan. 05, 2023
Cover [Abstract]
Entity Registrant Name	MSA Safety Inc
Amendment Flag	false
Entity Central Index Key	0000066570
Document Type	8-K
Document Period End Date	Jan. 05, 2023
Entity Incorporation State Country Code	PA
Entity File Number	1-15579
Entity Tax Identification Number	46-4914539
Entity Address, Address Line One	1000 Cranberry Woods Drive
Entity Address, City or Town	Cranberry Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16066-5207
City Area Code	724
Local Phone Number	776-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	MSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false